Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
April 30, 2023
DGF-NPRT3-0623
1.800335.119
Common Stocks - 99.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.2%
Cellnex Telecom SA (a)	826,300	34,791
Verizon Communications, Inc.	1,053,600	40,911
		75,702
Entertainment - 0.8%
Activision Blizzard, Inc.	619,100	48,110
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	426,700	45,802
Meta Platforms, Inc. Class A (b)	246,200	59,167
Tencent Holdings Ltd. sponsored ADR (c)	370,000	16,413
		121,382
Media - 0.8%
Comcast Corp. Class A	1,190,392	49,247
TOTAL COMMUNICATION SERVICES		294,441
CONSUMER DISCRETIONARY - 4.6%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,417,600	48,071
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	713,300	24,752
Churchill Downs, Inc.	62,500	18,283
Domino's Pizza, Inc.	203,900	64,732
Hilton Worldwide Holdings, Inc.	48,200	6,942
Restaurant Brands International, Inc. (c)	355,100	24,903
Starbucks Corp.	800	91
Yum China Holdings, Inc.	377,000	23,065
		162,768
Household Durables - 0.7%
D.R. Horton, Inc.	193,800	21,283
Lennar Corp. Class A	221,900	25,033
		46,316
Specialty Retail - 0.5%
TJX Companies, Inc.	363,600	28,659
TOTAL CONSUMER DISCRETIONARY		285,814
CONSUMER STAPLES - 8.3%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	252,100	57,849
Keurig Dr. Pepper, Inc.	2,245,100	73,415
The Coca-Cola Co.	510,000	32,717
		163,981
Consumer Staples Distribution & Retail - 2.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,033,900	51,602
Dollar General Corp.	150,100	33,241
Walmart, Inc.	356,900	53,881
		138,724
Food Products - 0.4%
The J.M. Smucker Co.	160,600	24,798
Household Products - 0.9%
Reynolds Consumer Products, Inc. (c)	1,874,456	52,541
Tobacco - 2.1%
Altria Group, Inc. (c)	1,345,614	63,930
Philip Morris International, Inc.	685,400	68,519
		132,449
TOTAL CONSUMER STAPLES		512,493
ENERGY - 9.3%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	1,257,000	36,755
Schlumberger Ltd.	602,600	29,738
		66,493
Oil, Gas & Consumable Fuels - 8.2%
ARC Resources Ltd. (c)	3,223,800	40,046
Arch Resources, Inc. (c)	465,700	56,932
Canadian Natural Resources Ltd.	842,600	51,373
Cheniere Energy, Inc.	186,300	28,504
Cool Co. Ltd.	1,556,100	19,143
Energy Transfer LP	7,067,600	91,031
Enterprise Products Partners LP	2,538,600	66,791
Exxon Mobil Corp.	734,697	86,944
Reliance Industries Ltd. GDR (a)	514,200	30,646
Sitio Royalties Corp. (c)	854,000	21,683
Viper Energy Partners LP	623,322	18,351
		511,444
TOTAL ENERGY		577,937
FINANCIALS - 13.4%
Banks - 2.8%
Bank of America Corp.	2,494,300	73,033
Wells Fargo & Co.	2,530,993	100,607
		173,640
Capital Markets - 1.8%
Brookfield Corp. Class A (c)	393,800	12,783
Intercontinental Exchange, Inc.	646,800	70,456
S&P Global, Inc.	86,368	31,315
		114,554
Financial Services - 5.3%
Apollo Global Management, Inc.	566,600	35,917
Fidelity National Information Services, Inc.	530,500	31,151
Global Payments, Inc.	109,400	12,330
MasterCard, Inc. Class A	261,600	99,416
Visa, Inc. Class A	644,000	149,878
		328,692
Insurance - 3.5%
Arthur J. Gallagher & Co.	337,000	70,116
Brookfield Asset Management Reinsurance Partners Ltd.	2,825	92
Chubb Ltd.	164,500	33,157
Marsh & McLennan Companies, Inc.	286,000	51,534
The Travelers Companies, Inc.	331,000	59,957
		214,856
TOTAL FINANCIALS		831,742
HEALTH CARE - 13.8%
Biotechnology - 1.1%
AbbVie, Inc.	114,400	17,288
Gilead Sciences, Inc.	642,400	52,812
		70,100
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	449,700	21,442
Becton, Dickinson & Co.	44,400	11,735
GE Healthcare Holding LLC	113,950	9,269
		42,446
Health Care Providers & Services - 7.0%
Cigna Group	425,800	107,851
CVS Health Corp.	539,500	39,551
Elevance Health, Inc.	79,700	37,351
HCA Holdings, Inc.	109,800	31,549
Humana, Inc.	107,900	57,240
UnitedHealth Group, Inc.	321,406	158,161
		431,703
Life Sciences Tools & Services - 1.6%
Danaher Corp.	176,700	41,862
Thermo Fisher Scientific, Inc.	98,100	54,436
		96,298
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	1,118,300	74,669
Eli Lilly & Co.	169,900	67,257
Perrigo Co. PLC	799,600	29,737
Roche Holding AG (participation certificate)	68,810	21,547
Royalty Pharma PLC	537,900	18,907
		212,117
TOTAL HEALTH CARE		852,664
INDUSTRIALS - 12.9%
Aerospace & Defense - 5.0%
Airbus Group NV	201,900	28,273
Howmet Aerospace, Inc.	370,600	16,414
L3Harris Technologies, Inc.	95,100	18,559
Lockheed Martin Corp.	105,000	48,767
Northrop Grumman Corp.	85,300	39,346
Spirit AeroSystems Holdings, Inc. Class A	466,400	13,880
Textron, Inc.	503,800	33,724
The Boeing Co. (b)	532,500	110,110
		309,073
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	58,200	10,465
Commercial Services & Supplies - 1.4%
GFL Environmental, Inc.	2,312,700	84,000
Industrial Conglomerates - 1.2%
General Electric Co.	752,650	74,490
Machinery - 1.8%
Allison Transmission Holdings, Inc. (c)	1,891,002	92,262
Caterpillar, Inc.	79,200	17,329
		109,591
Marine Transportation - 0.3%
2020 Bulkers Ltd. (d)	1,265,600	12,636
Himalaya Shipping Ltd.	1,240,700	7,184
		19,820
Professional Services - 2.3%
Equifax, Inc.	108,300	22,568
Genpact Ltd.	455,200	20,279
Leidos Holdings, Inc.	186,200	17,365
SS&C Technologies Holdings, Inc.	1,460,700	85,509
		145,721
Trading Companies & Distributors - 0.7%
United Rentals, Inc.	39,500	14,264
Watsco, Inc. (c)	92,300	31,971
		46,235
TOTAL INDUSTRIALS		799,395
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.6%
Cisco Systems, Inc.	812,600	38,395
Electronic Equipment, Instruments & Components - 0.3%
Jabil, Inc.	247,000	19,303
Vontier Corp.	6,702	182
		19,485
IT Services - 0.6%
Amdocs Ltd.	435,600	39,749
Semiconductors & Semiconductor Equipment - 3.8%
BE Semiconductor Industries NV	313,500	28,099
Broadcom, Inc.	38,200	23,932
Marvell Technology, Inc.	1,469,905	58,032
Microchip Technology, Inc.	82,700	6,036
NVIDIA Corp.	40,400	11,211
NXP Semiconductors NV	216,200	35,401
Skyworks Solutions, Inc.	83,700	8,864
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	640,100	53,960
Universal Display Corp.	75,750	10,110
		235,645
Software - 9.0%
Intuit, Inc.	167,600	74,406
Microsoft Corp.	1,564,900	480,826
		555,232
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	250,372	42,483
Samsung Electronics Co. Ltd.	978,900	48,185
		90,668
TOTAL INFORMATION TECHNOLOGY		979,174
MATERIALS - 6.5%
Chemicals - 0.8%
CF Industries Holdings, Inc.	238,100	17,043
International Flavors & Fragrances, Inc.	184,200	17,860
Valvoline, Inc.	459,700	15,883
		50,786
Metals & Mining - 5.1%
Agnico Eagle Mines Ltd. (Canada)	827,200	46,927
Barrick Gold Corp.	2,651,500	50,485
Freeport-McMoRan, Inc.	1,048,800	39,760
Glencore PLC	8,526,600	50,329
Newmont Corp. (c)	1,273,800	60,378
Wheaton Precious Metals Corp.	1,415,100	69,823
		317,702
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	578,700	34,572
TOTAL MATERIALS		403,060
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	186,000	38,017
Crown Castle International Corp.	285,700	35,167
Digital Realty Trust, Inc.	87,900	8,715
Four Corners Property Trust, Inc.	895,900	22,854
National Retail Properties, Inc.	722,400	31,424
Public Storage	58,300	17,189
Simon Property Group, Inc.	80,700	9,145
Welltower, Inc.	412,800	32,702
		195,213
UTILITIES - 6.7%
Electric Utilities - 4.2%
Constellation Energy Corp.	587,476	45,471
Edison International	835,000	61,456
Exelon Corp.	966,130	41,003
FirstEnergy Corp.	1,264,500	50,327
PG&E Corp. (b)	454,624	7,779
Southern Co.	751,400	55,265
		261,301
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	688,700	29,339
Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	533,400	30,676
The AES Corp.	1,815,900	42,964
Vistra Corp.	1,071,550	25,567
		99,207
Multi-Utilities - 0.4%
Dominion Energy, Inc.	400,800	22,902
TOTAL UTILITIES		412,749
TOTAL COMMON STOCKS (Cost $5,303,609)		6,144,682

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (e)	69,840,968	69,855
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	140,919,405	140,933
TOTAL MONEY MARKET FUNDS (Cost $210,788)		210,788

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $5,514,397)	6,355,470
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(155,756)
NET ASSETS - 100.0%	6,199,714

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,437,000 or 1.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	176,927	1,403,703	1,510,775	5,365	-	-	69,855	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	114,743	1,292,680	1,266,490	575	-	-	140,933	0.4%
Total	291,670	2,696,383	2,777,265	5,940	-	-	210,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,190	1,333	-	693	-	(1,887)	12,636
Total	13,190	1,333	-	693	-	(1,887)	12,636

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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